Statements of Financial Condition (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity in broker trading accounts
Cash	$ 6,953,973	$ 10,049,111	$ 19,020,911
Net unrealized gain on open futures contracts	301,899	1,166,626	976,962
Net unrealized loss on open forward currency contracts	(129,502)	5,443	48,214
Total equity in broker trading accounts	7,126,370	11,221,180	20,046,087
Cash and cash equivalents	4,340,412	5,265,305	3,097,899
Investments in securities, at fair value	14,336,905	18,124,799	25,671,557
Certificates of deposit, at fair value		250,730	2,306,370
Total assets	25,803,687	34,862,014	51,121,913
Liabilities
Trading Advisor management fees payable	32,391	70,628	56,624
Trading Advisor incentive fees payable	6,291	112,352
Commissions and other trading fees payable on open contracts	4,001	4,923	8,669
Cash Manager fees payable	4,823	5,769	13,574
General Partner fee payable	31,151	41,389	62,439
Selling Agent fees payable - General Partner	16,579	19,416	29,451
Administrative expenses payable - General Partner	20,356	26,737	40,089
Offering expenses payable - General Partner	14,118	19,163	30,206
Broker dealer custodial fee payable - General Partner	1,891	2,977	3,885
Broker dealer servicing fee payable - General Partner	1,721	2,081	2,927
Redemptions payable	383,683	934,506	634,037
Subscriptions received in advance	18,068	62,372	236,268
Total liabilities	535,073	1,302,313	1,118,169
Partners' Capital (Net Asset Value)
General Partner Units - 7,460.6309 units outstanding at September 30, 2014, December 31, 2013 and December 31, 2012	789,235	794,660	782,908
Limited partners capital	24,479,379	32,765,041	49,220,836
Total partners' capital (net asset value)	25,268,614	33,559,701	50,003,744
Total liabilities and partners' capital (net asset value)	25,803,687	34,862,014	51,121,913
Series A [Member]
Partners' Capital (Net Asset Value)
Limited partners capital	9,842,861	11,687,076	17,300,439
Total partners' capital (net asset value)	9,842,861	11,687,076	17,300,439
Series B [Member]
Partners' Capital (Net Asset Value)
Limited partners capital	4,572,781	7,060,706	9,133,773
Total partners' capital (net asset value)	4,572,781	7,060,706	9,133,773
Series C [Member]
Partners' Capital (Net Asset Value)
Limited partners capital	2,320,220	2,526,789	1,604,266
Total partners' capital (net asset value)	2,320,220	2,526,789	1,604,266
Series I [Member]
Partners' Capital (Net Asset Value)
Limited partners capital	7,743,517	11,490,470	21,182,358
Total partners' capital (net asset value)	$ 7,743,517	$ 11,490,470	$ 21,182,358